Lease Liability (Details) - Schedule of Lease Liability - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Lease Liability [Abstract]
Lease liability – Current	$ 9,842
Lease liability – Non-Current	23,796
Total	$ 33,638